GENERAL (Details Narrative) - Lionheart [Member] - Business Combination Agreement [Member] - Security Matters Limited [Member] $ in Thousands	Jul. 26, 2022 USD ($)
IfrsStatementLineItems [Line Items]
Redemption percentage of business combination	97.58%
Remaining funds in trust account	$ 3,061
Transaction cost	$ 17,300